Cover	Aug. 26, 2021
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Form 8-K/A amends the Current Report on Form 8-K filed by Acasti Pharma Inc. ("Acasti") with the Securities and Exchange Commission (“SEC”) on August 27, 2021 (the "Original 8-K"), announcing the completion of its acquisition of Grace Therapeutics Inc. This Form 8-K/A amends the Original 8-K to include the financial statements required by Item 9.01.
Document Period End Date	Aug. 26, 2021
Entity File Number	001-35776
Entity Registrant Name	ACASTI PHARMA INC.
Entity Central Index Key	0001444192
Entity Tax Identification Number	98-1359336
Entity Incorporation, State or Country Code	A8
Entity Address, Address Line One	3009, boul. de la Concorde East
Entity Address, Address Line Two	Suite 102
Entity Address, City or Town	Laval
Entity Address, State or Province	QC
Entity Address, Country	CA
Entity Address, Postal Zip Code	H7E 2B5
City Area Code	450
Local Phone Number	686-4555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, no par value per share
Trading Symbol	ACST
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false